INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Summary of intangible assets

	June 30,	December 31,
	2022	2021
Intangible assets	$77,683	$79,015
Less: accumulated amortization	(53,126)	(51,401)
Intangible assets, net	$24,557	$27,614

	December 31,
	2021	2020
Intangible assets	$79,015	$78,417
Less: accumulated amortization	(51,401)	(45,780)
Intangible assets, net	$27,614	$32,637